SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue		$ 343,199	$ 261,701	$ 216,613
United States [Member]
Segment Reporting Information [Line Items]
Revenue		187,704	145,453	125,749
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		6,909	7,282	6,818
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		26,652	24,837	21,699
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	78,525	49,659	39,577
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 43,409	$ 34,470	$ 22,770

[1]	Excluding United Kingdom and Israel